PLANT AND EQUIPMENT, NET	12 Months Ended
Sep. 30, 2014
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment Disclosure [Text Block]
9.	PLANT AND EQUIPMENT, NET

Plant and equipment, net consist of the following:

	September 30,
	2013	2014
	RMB	RMB

Plant and building	252,842	252,837
Machinery and equipment	144,939	158,640
Furniture and office equipment	12,168	10,776
Motor vehicles	11,773	10,979
Total	421,722	433,232
Accumulated depreciation	(82,284)	(98,442)
Construction in progress	15,297	3,736
Plant and equipment, net	354,735	338,526

Included in plant and building with net values of RMB191,729 and RMB196,066 have been pledged for bank loans as of September 30, 2013 and 2014.

The depreciation expenses for the years ended September 30, 2012, 2013 and 2014 were RMB12,803, RMB22,262, and RMB21,832, respectively.

The interests amounted to RMB678, RMB nil and RMB nil, respectively, we recapitalized as borrowing cost in property, plant and equipment for the years ended September 30, 2012, 2013 and 2014.

Construction in progress mainly refers to the new office buildings, production lines and other production facilities under construction.